Components of Net Periodic Benefit Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service (credit)	$ (4.3)
Recognized net actuarial loss	196.3
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Interest cost	224.1	$ 248.3	$ 220.4
Expected return on assets	(254.8)	(287.1)	(291.5)
Amortization of prior service (credit)	(2.4)	(0.4)	0.7
Recognized net actuarial loss	132.7	109.7	139.0
Net periodic benefit cost	99.6	70.5	68.6
International Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	8.7	8.4	10.4
Interest cost	94.1	117.9	106.6
Expected return on assets	(155.4)	(160.5)	(141.9)
Amortization of prior service (credit)	(1.9)	(2.1)	(2.1)
Recognized net actuarial loss	63.6	40.2	51.9
Curtailment gain		(0.6)
Net periodic benefit cost	9.1	3.3	24.9
Other Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.6	0.6	0.6
Interest cost	6.9	7.6	7.9
Expected return on assets	(0.4)	(0.5)	(0.5)
Amortization of prior service (credit)	1.1	1.7	1.8
Recognized net actuarial loss	1.8	1.7	4.5
Net periodic benefit cost	$ 10.0	$ 11.1	$ 14.3